Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2024 SGD ($)
Summary of Significant Accounting Policies [Abstract]
Received government subsidies	$ 5,000
Percentage of tax benefit	50.00%
Contributions plan	$ 11,000	7,000
Reportable segments (in Segment) | Segment	2
Deposits	$ 74,360		$ 100,000
Bank and cash balance	$ 3,343,000	$ 8,245,000